Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following schedule presents segment information about the Company’s operations for the years ended December 31, 2016, 2015 and 2014 (in thousands).

December 31, 2016	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$31,685	$46,717	$—	$78,402
Voyage expenses	—	(81)	36	—	(45)
Vessel operating cost	—	27,083	41,749	—	68,832
Charterhire expense	—	12,323	5,033	—	17,356
Charterhire termination	—	2,500	7,500	—	10,000
Vessel depreciation	—	14,522	22,040	—	36,562
General and administrative expenses	380	1,718	2,725	29,172	33,995
Loss / write down on assets held for sale	1,006	11,557	(130)	—	12,433
Interest income	—	—	—	(933)	(933)
Foreign exchange gain	—	—	—	116	116
Financial expense, net	—	—	—	24,921	24,921
Segment loss	$(1,386)	$(37,937)	$(32,236)	$(53,276)	$(124,835)
During 2016, we recorded a $10.0 million charge to terminate four time charter-in contracts. Terminating these contracts reduced our cash outflow and had a positive impact on our future operating results as the contracts were at above current market rates.

December 31, 2015	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$9,038	$26,712	$26,771	$—	$62,521
Voyage expenses	280	331	176	—	787
Vessel operating cost	5,089	9,986	14,297	—	29,372
Charterhire expense	—	29,509	21,880	—	51,389
Vessel depreciation	3,623	4,536	6,104	—	14,263
General and administrative expenses	275	498	713	33,896	35,382
Loss / write down on assets held for sale	408,318	8,997	5,622	—	422,937
Interest income	—	—	(4)	(352)	(356)
Foreign exchange gain	4	10	27	(29)	12
Financial expense, net	—	—	—	19,524	19,524
Segment loss	$(408,551)	$(27,155)	$(22,044)	$(53,039)	$(510,789)

December 31, 2014	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$38,770	$10,217	$—	$48,987
Voyage expenses	—	3,653	74	—	3,727
Vessel operating cost	—	1,600	—	—	1,600
Charterhire expense	—	57,909	15,305	—	73,214
Vessel depreciation	—	686	—	—	686
General and administrative expenses	39	103	26	31,593	31,761
Loss / write down on assets held for sale	52,553	2,934	—	—	55,487
Interest income	—	—	—	(1,052)	(1,052)
Foreign exchange loss	—	—	—	(43)	(43)
Financial expense, net	—	—	—	172	172
Segment loss	$(52,592)	$(28,115)	$(5,188)	$(30,670)	$(116,565)
Identifiable assets, classified by the segment by which the Company operates, are as follows:

Identifiable assets
	December 31, 2016	December 31, 2015
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$643	$180,850
Kamsarmax	600,578	468,875
Ultramax	847,016	626,304
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	88,311	178,103
Other	10,609	18,961
Total identifiable assets	$1,547,157	$1,473,093